SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Convertible bonds				$ 4,262
Severance expense	10		15	57
Allowance for customer returns	$ 6
Potentially dilutive shares excluded from earnings per share calculation	512,080		2,733,688	4,557,840
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	6.00%
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	20.00%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate		[1]

[1]	Over the shorter of the term of the lease or the life of the asset